Taxation (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 27, 2026	Jun. 28, 2025	Dec. 31, 2026	Dec. 31, 2025
Disclosure of geographical areas [line items]
Reported tax	$ 77	$ 69
Average effective tax rate	20.30%	19.10%
Pillar Two current tax charge				$ 8
Forecast
Disclosure of geographical areas [line items]
Pillar Two current tax charge			$ 19